Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canpotex [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,657	$ 988